SCHEDULE OF AMORTIZATION OF INTANGIBLE ASSETS (Details)	Sep. 30, 2025
Software Development [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives (in years)	10 years